10. Earnings per share (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details 1
Income attributable to equity holders of the parent from discontinued operations	$ 485,041	$ 437,974	$ 131,859